STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Deferred Compensation Agreement Fair Values

	December 31
	2011	2010
Exercise price of options connected to deferred compensation	$19.50	$19.50
Expected volatility	60%	58%
Expected dividend yield ..	0%	0%
Risk-free rate over the estimated expected life	0.17%	0.59%
Expected life (in years)	1.5	2.0
Fair value (in millions)	$8.0	$6.6
Fair value of vested portion (in millions)	$8.0	$6.6

Summary Of Company Stock Appreciation Rights (Sars) Activity

	SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Thousands)		(Years)	(Millions)

Outstanding at January 1, 2010	—	$—
Granted	437	17.16
Forfeited	(36)	17.16

Outstanding at December 31, 2010	401	$17.16	4.2	$1
Granted	1,043	21.03
Exercised	(34)	19.49
Forfeited	(22)	20.18

Outstanding at December 31, 2011	1,388	$19.96	3.9	$—
Granted	809	17.64
Forfeited	(311)	18.50

Outstanding at December 31, 2012	1,886	$19.21	3.4	$—

Exercisable at December 31, 2012	785	$19.46	3.2	$—

Sars Fair Values Were Estimated Using Black-Scholes Valuation Model

	December 31, 2012			December 31, 2011		Dec 31, 2010
	2012 SARs	2011 SARs	2010 SARs	2011 SARs	2010 SARs	2010 SARs
Exercise price	$17.64	$21.03	$17.16	$21.03	$17.16	$17.16
Expected volatility	56%	56%	56%	60%	60%	58%
Expected dividend yield	0%	0%	0%	0%	0%	0%
Expected forfeitures	0%	0%	0%	0%	0%	0%
Risk-free rate over the expected life	0.30%	0.23%	0.17%	0.29%	0.20%	0.86%
Expected life (in years)	2.5	1.7	1.1	2.5	1.8	2.7
Fair value (in millions)	$0.8	$0.4	$0.1	$3.9	$1.5	$3.6
Fair value of vested portion (in millions)	$0.2	$0.2	$—	$0.9	$0.5	$—